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               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
                              Gateway Center Three
                               100 Mulberry Street
                            Newark, New Jersey 07102



                                  May 30, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re:   Prudential Institutional Liquidity Portfolio, Inc.
             1933 Act File No.: 33-17224
             1940 Act File No.: 811-5336

Dear Sir or Madam:

       Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on May 28, 2003.

       If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

                                                      Very truly yours,


                                                      /s/ Jonathan D. Shain
                                                      ---------------------
                                                      Jonathan D. Shain
                                                      Secretary